First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 63.8%
	Construction & Engineering — 3.1%
662,031	Fluor Corp. (b)	$31,916,515
209,982	Quanta Services, Inc.	64,592,563
		96,509,078
	Electric Utilities — 16.8%
51,080	ALLETE, Inc.	3,351,870
528,017	Alliant Energy Corp.	31,089,641
725,541	American Electric Power Co., Inc.	71,364,213
35,268	Constellation Energy Corp.	10,579,695
188,049	Duke Energy Corp.	21,059,607
40,859	Emera, Inc. (CAD)	1,552,437
1,034,214	Enel S.p.A., ADR	7,280,867
774,782	Entergy Corp.	62,819,325
474,791	Evergy, Inc.	30,467,338
74,532	Exelon Corp.	2,981,280
357,596	FirstEnergy Corp.	14,232,321
604,747	Fortis, Inc. (CAD)	25,756,933
133,915	Iberdrola S.A., ADR	7,580,125
221,238	IDACORP, Inc.	24,322,906
327,965	NextEra Energy, Inc.	23,469,175
872,776	PG&E Corp.	13,658,944
2,206,884	PPL Corp.	74,151,302
576,574	Southern (The) Co.	48,403,387
702,446	Xcel Energy, Inc.	47,204,371
		521,325,737
	Electrical Equipment — 0.7%
143,246	Generac Holdings, Inc. (b)	21,390,925
	Energy Equipment & Services — 0.7%
740,002	Archrock, Inc.	20,786,656
	Gas Utilities — 7.8%
692,460	AltaGas Ltd. (CAD)	15,980,396
337,221	Atmos Energy Corp.	48,057,365
57,517	Chesapeake Utilities Corp.	7,031,453
1,378,050	National Fuel Gas Co.	96,504,841
281,062	New Jersey Resources Corp.	13,476,923
409,663	ONE Gas, Inc.	28,938,594
1,057,127	UGI Corp.	32,485,513
		242,475,085
	Independent Power and Renewable Electricity Producers — 2.8%
609,461	AES (The) Corp.	6,704,071
1,183,525	Clearway Energy, Inc., Class A	29,031,868
102,021	Northland Power, Inc. (CAD)	1,194,053
346,412	Orsted A/S, ADR (b)	4,441,002
282,523	Vistra Corp.	47,472,340
		88,843,334
Shares	Description	Value

	Multi-Utilities — 13.6%
93,992	Ameren Corp.	$8,854,046
1,057,629	Atco Ltd., Class I (CAD)	33,642,405
77,982	Canadian Utilities Ltd., Class A (CAD)	1,821,646
1,482,340	CenterPoint Energy, Inc.	48,279,814
435,009	CMS Energy Corp.	28,710,594
886,133	Dominion Energy, Inc.	49,260,133
455,891	DTE Energy Co.	54,652,213
214,572	NiSource, Inc.	8,003,536
385,213	Public Service Enterprise Group, Inc.	32,180,694
1,535,340	Sempra	127,325,746
312,228	WEC Energy Group, Inc.	30,991,751
		423,722,578
	Oil, Gas & Consumable Fuels — 17.8%
214,193	Cheniere Energy, Inc.	47,904,265
446,610	DT Midstream, Inc.	45,143,339
879,894	Enbridge, Inc.	38,046,617
46,080	Gulfport Energy Corp. (b)	8,225,741
1,647,943	Keyera Corp. (CAD)	46,761,736
3,793,415	Kinder Morgan, Inc.	104,243,044
1,064,067	ONEOK, Inc.	103,395,390
305,718	South Bow Corp.	7,306,660
231,413	Targa Resources Corp.	45,542,079
758,508	TC Energy Corp.	34,170,785
1,311,031	Williams (The) Cos., Inc.	72,670,448
		553,410,104
	Water Utilities — 0.5%
10,837	American Water Works Co., Inc.	1,350,724
403,683	Essential Utilities, Inc.	14,322,673
		15,673,397
	Total Common Stocks	1,984,136,894
	(Cost $1,486,084,274)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 30.3%
	Chemicals — 0.8%
1,036,564	Westlake Chemical Partners, L.P.	25,292,161
	Energy Equipment & Services — 0.2%
149,512	USA Compression Partners, L.P.	3,984,495
	Oil, Gas & Consumable Fuels — 29.3%
585,365	Cheniere Energy Partners, L.P.	35,917,996
11,484,863	Energy Transfer, L.P.	235,209,994
7,436,944	Enterprise Products Partners, L.P.	242,816,222

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
529,922	Hess Midstream, L.P., Class A (c)	$21,467,140
3,002,395	MPLX, L.P.	156,154,564
7,551,920	Plains GP Holdings, L.P., Class A (c)	159,723,108
1,072,872	Sunoco, L.P.	60,434,880
		911,723,904
	Total Master Limited Partnerships	941,000,560
	(Cost $508,861,186)

Shares	Description	Value
MONEY MARKET FUNDS — 5.7%
177,253,179	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (d)	177,253,179
	(Cost $177,253,179)

	Total Investments — 99.8%	3,102,390,633
	(Cost $2,172,198,639)
	Net Other Assets and Liabilities — 0.2%	7,091,490
	Net Assets — 100.0%	$3,109,482,123

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,984,136,894	$ 1,984,136,894	$ —	$ —
Master Limited Partnerships*	941,000,560	941,000,560	—	—
Money Market Funds	177,253,179	177,253,179	—	—
Total Investments	$3,102,390,633	$3,102,390,633	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 93.4%
	Construction & Engineering — 3.5%
5,550	Fluor Corp. (b)	$267,565
831	Quanta Services, Inc.	255,624
		523,189
	Electric Utilities — 38.3%
570	ALLETE, Inc.	37,403
3,710	Alliant Energy Corp.	218,445
8,535	American Electric Power Co., Inc.	839,503
607	Constellation Energy Corp.	182,088
4,538	Duke Energy Corp.	508,211
315	Edison International	17,010
195	Emera, Inc. (CAD)	7,409
21,595	Enel S.p.A., ADR	152,029
5,756	Entergy Corp.	466,696
5,930	Evergy, Inc.	380,528
6,719	Fortis, Inc. (CAD)	286,171
6,961	Hydro One Ltd. (CAD) (c) (d)	216,587
2,703	Iberdrola S.A., ADR	153,001
3,427	IDACORP, Inc.	376,764
2,151	NextEra Energy, Inc.	153,926
2,261	OGE Energy Corp.	95,482
4,150	PG&E Corp.	64,947
15,789	PPL Corp.	530,510
5,416	Southern (The) Co.	454,673
8,112	Xcel Energy, Inc.	545,126
		5,686,509
	Electrical Equipment — 1.0%
966	Generac Holdings, Inc. (b)	144,253
	Gas Utilities — 8.8%
3,128	AltaGas Ltd. (CAD)	72,187
2,118	Atmos Energy Corp.	301,836
545	Chesapeake Utilities Corp.	66,626
6,512	National Fuel Gas Co.	456,035
566	New Jersey Resources Corp.	27,140
4,110	ONE Gas, Inc.	290,331
3,203	UGI Corp.	98,428
		1,312,583
	Independent Power and Renewable Electricity Producers — 7.7%
1,642	AES (The) Corp.	18,062
18,671	Clearway Energy, Inc., Class A	458,000
6,025	EDP Renovaveis S.A. (EUR) (e)	56,369
4,711	Northland Power, Inc. (CAD)	55,137
1,075	Orsted A/S (DKK) (b) (c) (d) (e)	41,453
3,098	Vistra Corp.	520,557
		1,149,578
Shares	Description	Value

	Multi-Utilities — 21.6%
4,544	Ameren Corp.	$428,045
4,643	Atco Ltd., Class I (CAD)	147,691
2,067	CenterPoint Energy, Inc.	67,322
3,498	CMS Energy Corp.	230,868
9,824	Dominion Energy, Inc.	546,116
4,249	DTE Energy Co.	509,370
5,300	Public Service Enterprise Group, Inc.	442,762
6,412	Sempra	531,747
3,068	WEC Energy Group, Inc.	304,530
		3,208,451
	Oil, Gas & Consumable Fuels — 9.2%
646	Cheniere Energy, Inc.	144,478
2,267	DT Midstream, Inc.	229,148
220	Gulfport Energy Corp. (b)	39,272
1,076	Targa Resources Corp.	211,757
10,009	TC Energy Corp.	450,906
5,130	Williams (The) Cos., Inc.	284,356
		1,359,917
	Professional Services — 2.0%
235	Amentum Holdings, Inc. (b)	4,928
2,037	Jacobs Solutions, Inc.	285,445
		290,373
	Semiconductors & Semiconductor Equipment — 0.4%
400	First Solar, Inc. (b)	67,008
	Water Utilities — 0.9%
385	American Water Works Co., Inc.	47,986
2,427	Essential Utilities, Inc.	86,110
		134,096
	Total Common Stocks	13,875,957
	(Cost $12,850,522)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 5.2%
	Independent Power and Renewable Electricity Producers — 1.7%
11,601	Brookfield Renewable Partners, L.P. (CAD)	253,436
	Oil, Gas & Consumable Fuels — 3.5%
8,473	Cheniere Energy Partners, L.P.	519,903
	Total Master Limited Partnerships	773,339
	(Cost $772,100)

First Trust EIP Carbon Impact ETF (ECLN)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
201,543	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (f)	$201,543
	(Cost $201,543)

	Total Investments — 100.0%	14,850,839
	(Cost $13,824,165)
	Net Other Assets and Liabilities — (0.0)%	(1,230)
	Net Assets — 100.0%	$14,849,609

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $97,822 or 0.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(f)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power and Renewable Electricity Producers	$ 1,149,578	$ 1,051,756	$ 97,822	$ —
Other Industry Categories*	12,726,379	12,726,379	—	—
Master Limited Partnerships*	773,339	773,339	—	—
Money Market Funds	201,543	201,543	—	—
Total Investments	$14,850,839	$14,753,017	$97,822	$—

*	See Portfolio of Investments for industry breakout.

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 70.4%
	Construction & Engineering — 1.7%
38,201	Fluor Corp. (b)	$1,841,670
14,322	Quanta Services, Inc.	4,405,591
		6,247,261
	Electric Utilities — 7.4%
5,633	ALLETE, Inc.	369,637
15,437	Alliant Energy Corp.	908,931
38,653	American Electric Power Co., Inc.	3,801,909
257,918	Enel S.p.A., ADR	1,815,743
46,753	Entergy Corp.	3,790,733
28,777	Evergy, Inc.	1,846,620
34,805	Iberdrola S.A., ADR	1,970,102
10,872	IDACORP, Inc.	1,195,268
23,901	NextEra Energy, Inc.	1,710,356
89,142	PG&E Corp.	1,395,072
92,915	PPL Corp.	3,121,944
42,943	Southern (The) Co.	3,605,065
25,496	Xcel Energy, Inc.	1,713,331
		27,244,711
	Electrical Equipment — 0.4%
10,435	Generac Holdings, Inc. (b)	1,558,259
	Energy Equipment & Services — 7.4%
194,282	Archrock, Inc.	5,457,381
42,008	Baker Hughes Co.	1,939,929
30,036	Cactus, Inc., Class A	1,793,450
150,500	Halliburton Co.	3,916,010
69,311	Helmerich & Payne, Inc.	2,189,535
171,605	NOV, Inc.	2,479,692
144,828	Schlumberger N.V.	5,833,672
127,708	TechnipFMC PLC	3,837,625
		27,447,294
	Gas Utilities — 4.0%
28,922	AltaGas Ltd. (CAD)	667,454
13,258	Atmos Energy Corp.	1,889,397
136,724	National Fuel Gas Co.	9,574,782
5,928	ONE Gas, Inc.	418,754
78,251	UGI Corp.	2,404,653
		14,955,040
	Independent Power and Renewable Electricity Producers — 2.8%
31,490	AES (The) Corp.	346,390
143,102	Clearway Energy, Inc., Class A	3,510,292
38,385	Vistra Corp.	6,449,832
		10,306,514
	Multi-Utilities — 6.2%
13,427	Ameren Corp.	1,264,823
Shares	Description	Value

	Multi-Utilities (Continued)
105,481	Atco Ltd., Class I (CAD)	$3,355,274
110,167	CenterPoint Energy, Inc.	3,588,139
12,354	CMS Energy Corp.	815,364
26,464	Dominion Energy, Inc.	1,471,134
13,682	DTE Energy Co.	1,640,198
20,477	Public Service Enterprise Group, Inc.	1,710,649
88,472	Sempra	7,336,983
19,458	WEC Energy Group, Inc.	1,931,401
		23,113,965
	Oil, Gas & Consumable Fuels — 40.1%
31,217	BP PLC, ADR	969,600
72,232	Canadian Natural Resources Ltd. (CAD)	2,194,270
17,492	Cheniere Energy, Inc.	3,912,086
19,198	Core Natural Resources, Inc.	1,734,347
101,140	Coterra Energy, Inc.	2,803,601
79,607	DHT Holdings, Inc.	901,151
25,989	Diamondback Energy, Inc.	4,271,552
29,322	DT Midstream, Inc.	2,963,868
85,759	Enbridge, Inc.	3,708,219
53,566	EOG Resources, Inc.	6,738,067
55,762	EQT Corp.	2,850,554
29,782	Expand Energy Corp.	3,025,851
156,551	Exxon Mobil Corp.	16,724,343
37,529	Frontline PLC	650,002
5,318	Gulfport Energy Corp. (b)	949,316
30,150	HF Sinclair Corp.	1,087,812
215,750	Imperial Oil Ltd. (CAD)	14,350,674
31,832	International Seaways, Inc.	1,239,856
83,526	Keyera Corp. (CAD)	2,370,119
361,283	Kinder Morgan, Inc.	9,928,057
6,286	Marathon Petroleum Corp.	915,933
28,319	Okeanis Eco Tankers Corp. (c) (d)	685,037
93,655	ONEOK, Inc.	9,100,456
7,765	Phillips 66	915,261
82,197	Range Resources Corp.	3,044,577
256,112	Shell PLC, ADR	16,864,975
22,174	SM Energy Co.	841,725
34,545	South Bow Corp.	825,626
10,435	Suncor Energy, Inc. (CAD)	391,523
28,349	Targa Resources Corp.	5,579,083
92,177	TC Energy Corp.	4,152,574
285,959	TotalEnergies SE, ADR	16,594,201
59,938	Tourmaline Oil Corp. (CAD)	2,730,585
5,992	Valero Energy Corp.	796,936
32,635	Williams (The) Cos., Inc.	1,808,958
		148,620,795

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 0.2%
4,887	First Solar, Inc. (b)	$818,670
	Water Utilities — 0.2%
24,738	Essential Utilities, Inc.	877,704
	Total Common Stocks	261,190,213
	(Cost $231,192,385)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 28.2%
	Energy Equipment & Services — 0.3%
36,820	USA Compression Partners, L.P.	981,253
	Oil, Gas & Consumable Fuels — 27.9%
93,161	Alliance Resource Partners, L.P.	2,673,721
63,295	Cheniere Energy Partners, L.P.	3,883,781
1,294,722	Energy Transfer, L.P.	26,515,907
832,155	Enterprise Products Partners, L.P.	27,169,861
167,619	Kimbell Royalty Partners, L.P. (e)	2,579,656
360,242	MPLX, L.P.	18,736,186
17,947	Natural Resource Partners, L.P.	1,902,382
509,597	Plains GP Holdings, L.P., Class A (e)	10,777,977
101,653	Sunoco, L.P.	5,726,113
187,447	TXO Partners, L.P.	3,484,640
		103,450,224
	Total Master Limited Partnerships	104,431,477
	(Cost $75,095,355)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
4,508,040	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (f)	4,508,040
	(Cost $4,508,040)

	Total Investments — 99.8%	370,129,730
	(Cost $310,795,780)
	Net Other Assets and Liabilities — 0.2%	698,861
	Net Assets — 100.0%	$370,828,591

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 261,190,213	$ 261,190,213	$ —	$ —
Master Limited Partnerships*	104,431,477	104,431,477	—	—
Money Market Funds	4,508,040	4,508,040	—	—
Total Investments	$370,129,730	$370,129,730	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
January 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.